Joel D Corriero Partner jcorriero@stradley.com 215.564.8528	Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

September 20, 2021

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Milliman Variable Insurance Trust Files Nos. 333-257356; 811-23710 Registration Statement on Form N-1A

Dear Sir/Madam:

On behalf of Registrant, submitted herewith via the EDGAR system, is Pre-Effective Amendment No. 1 filed under the Securities Act of 1933, as amended, and Amendment No. 1 filed under the Investment Company Act of 1940, as amended (“1940 Act”), to Registrant’s initial Registration Statement on Form N-1A (the “Pre-Effective Amendment”).
The Pre-Effective Amendment is being filed for the purposes of: (i) responding to comments received from the Staff of the U.S. Securities and Exchange Commission on the Registrant’s initial Registration Statement on Form N-1A, which was filed with the SEC on June 24, 2021; and (ii) making certain other non-material changes.
Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Alan P. Goldberg at (312) 964-3503.

Sincerely, /s/ Joel D. Corriero Joel D. Corriero, Esquire

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